DIVIDEND GROWTH TRUST

Rising Dividend Growth Fund
Class A: ICRDX
Class C: ICRGX
Class I: ICRIX

Supplement to the Prospectus dated February 1, 2011

Supplement dated March 18, 2011

Effective March 18, 2011, Mr. Marc L. Murray will become part of the portfolio management team of the Rising Dividend Growth Fund.  The disclosure under Portfolio Management – Portfolio Management Team on page 8 of the Prospectus is supplemented as follows:

•	Marc L. Murray, Portfolio Manager of the Fund since March 18, 2011. Senior Portfolio Manager with the Adviser.

The disclosure under Management of the Fund – Portfolio Management Team on pages 13 and 14 of the Prospectus is supplemented as follows:

Mr. Murray, Senior Portfolio Manager with the Adviser, became a portfolio manager of the Fund on March 18, 2011.  From 2009 to 2011, Mr. Murray was a Portfolio Manager/Chief Strategist for Shandon Hill Capital.  From 2005 to 2009, Mr. Murray served as a Portfolio Strategist/Senior Research Analyst at Morgan Stanley where he oversaw $500 million in assets.  From 2002 to 2004 Mr. Murray served as Senior Vice President/Group Manager, Institutions Banking at Bank of America.

This supplement and the Prospectus provide the information a prospective investor should know about the Fund and should be retained for future reference. The Fund’s Statement of Additional Information, dated February 1, 2011, as supplemented, has been filed with the Securities and Exchange Commission. You may obtain the Prospectus or Statement of Additional Information without charge by calling the Fund at (888) 826-2520.

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DIVIDEND GROWTH TRUST

Rising Dividend Growth Fund
Class A: ICRDX
Class C: ICRGX
Class I: ICRIX

Supplement to Statement of Additional Information
dated February 1, 2011

Supplement dated March 18, 2011

Effective March 18, 2011, Mr. Marc L. Murray will become part of the portfolio management team of the Rising Dividend Growth Fund.  The disclosure under Portfolio Management Team on pages 16 and 17 of the Statement of Additional Information is replaced by the following:

Portfolio Management Team

The Fund's portfolio management team is Thomas W.L. Cameron, Senior Portfolio Manager and former Chief Investment Officer of the Advisor; Jere E. Estes, current Chief Investment Officer, Senior Portfolio Manager and Director of Research for the Advisor; C. Troy Shaver, Jr, President, Chief Executive Officer, and Sr. Portfolio Manager of the Advisor; and Marc L. Murray, Senior Portfolio Manager of the Advisor.  Mr. Cameron and Mr. Estes have managed the Fund since its inception; Mr. Shaver was named to the team as of February 2010; and Mr. Murray was named to the team as of March 2011.  The team manages all other equity investment accounts. The following table lists the accounts managed by the portfolio management team as of February 28, 2011.  None of the accounts managed has an advisory fee based on the performance of the account.

	No. of Accounts	Total Assets of Accounts*	No. of Accounts Paying Performance Fee	Total Assets of Performance Fee Accounts*
Registered Investment	1	$99.7	0	$0
Companies

Other Pooled	5	$24.9	0	$0
Investment Vehicles

Other Accounts	895	$564.7	0	$0

*in millions of dollars

You should read this Supplement in conjunction with the Statement of Additional Information, as well as the Fund’s Prospectus dated February 1, 2011, as supplemented, which provide information that you should know before investing in the Fund and should be retained for future reference. These documents are available upon request and without charge by calling the Fund at (888) 826-2520.

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DIVIDEND GROWTH TRUST

Rising Dividend Growth Fund
Class A: ICRDX
Class C: ICRGX
Class I: ICRIX

Supplement to Statement of Additional Information
dated February 1, 2011

Supplement dated March 18, 2011

The following table provides information regarding shares of the Fund owned by each Portfolio Manager as of March 15, 2011.

Portfolio Manager	Dollar Range of Fund Shares
Thomas Cameron	$100, 001 - $500,000
Jere Estes	$500,001 - $1,000,000
C. Troy Shaver, Jr.	$10,001 - $50,000
Marc L. Murray	$10,001 - $50,000

Each portfolio manager is responsible for management of the Fund and other investment accounts. The possibility of conflicts of interest may arise in the management of the Fund and these other accounts. The portfolio manager may have conflicts of interest in the allocation of investment opportunities and management time. Investment strategies and restrictions may apply that are different for the Fund than the other investment accounts. No accounts of the portfolio managers have performance fee structures. If conflicts of interest occur, the portfolio managers will exercise discretion that is equitable to all interested persons.

You should read this Supplement in conjunction with the Statement of Additional Information, as well as the Fund’s Prospectus dated February 1, 2011, as supplemented, which provide information that you should know before investing in the Fund and should be retained for future reference. These documents are available upon request and without charge by calling the Fund at (888) 826-2520.

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